Stock-Based Compensation Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans
Stock-Based Compensation Plans
We established the Flowserve Corporation Equity and Incentive Compensation Plan (the "2010 Plan") effective January 1, 2010. This shareholder-approved plan authorizes the issuance of up to 2,900,000 shares of our common stock in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units and performance-based units (collectively referred to as "Restricted Shares"), stock appreciation rights and bonus stock. Of the 2,900,000 shares of common stock authorized under the 2010 Plan, 2,162,227 remain available for issuance as of June 30, 2012. In addition to the 2010 Plan, we also maintain the Flowserve Corporation 2004 Stock Compensation Plan (the "2004 Plan"), which was established on April 21, 2004. The 2004 Plan authorized the issuance of up to 3,500,000 shares of common stock through grants of Restricted Shares, stock options and other equity-based awards. Of the 3,500,000 shares of common stock authorized under the 2004 Plan, 275,945 remain available for issuance as of June 30, 2012. No stock options have been granted since 2006.
 Restricted Shares – Awards of Restricted Shares are valued at the closing market price of our common stock on the date of grant. The unearned compensation is amortized to compensation expense over the vesting period of the restricted shares. We had unearned compensation of $42.0 million and $27.0 million at June 30, 2012 and December 31, 2011, respectively, which is expected to be recognized over a weighted-average period of approximately two years. These amounts will be recognized into net earnings in prospective periods as the awards vest. The total fair value of Restricted Shares vested during each of the three months ended June 30, 2012 and 2011 was $1.2 million. The total fair value of Restricted Shares vested during the six months ended June 30, 2012 and 2011 was $36.2 million and $34.8 million, respectively.
We recorded stock-based compensation expense of $5.1 million ($7.6 million pre-tax) and $5.2 million ($7.7 million pre-tax) for the three months ended June 30, 2012 and 2011, respectively. We recorded stock-based compensation expense of $10.2 million ($15.4 million pre-tax) and $11.0 million ($16.3 million pre-tax) for the six months ended June 30, 2012 and 2011, respectively.
The following table summarizes information regarding Restricted Shares:

	Six Months Ended June 30, 2012
	Shares	Weighted Average Grant-Date Fair Value
Number of unvested shares:
Outstanding - January 1, 2012	1,052,199	$84.62
Granted	294,093	114.03
Vested	(575,023)	62.97
Cancelled	(28,264)	114.97
Outstanding - June 30, 2012	743,005	$111.86

Unvested Restricted Shares outstanding as of June 30, 2012, includes approximately 324,000 units with performance-based vesting provisions. Performance-based units are issuable in common stock and vest upon the achievement of pre-defined performance targets, primarily based on our average annual return on net assets over a three-year period as compared with the same measure for a defined peer group for the same period. Most units were granted in three annual grants since January 1, 2010 and have a vesting percentage between 0% and 200% depending on the achievement of the specific performance targets. Compensation expense is recognized ratably over a cliff-vesting period of 36 months, based on the fair market value of our common stock on the date of grant, as adjusted for anticipated forfeitures. During the performance period, earned and unearned compensation expense is adjusted based on changes in the expected achievement of the performance targets. Vesting provisions range from 0 to 643,000 shares based on performance targets. As of June 30, 2012, we estimate vesting of approximately 451,000 shares based on expected achievement of performance targets.

STOCK-BASED COMPENSATION PLANS
We established the Flowserve Corporation Equity and Incentive Compensation Plan (the "2010 Plan"), effective January 1, 2010. This shareholder-approved plan authorizes the issuance of up to 2,900,000 shares of our common stock in the form of restricted shares, restricted share units and performance-based units (collectively referred to as “Restricted Shares”), incentive stock options, non-statutory stock options, stock appreciation rights and bonus stock. Of the 2,900,000 shares of common stock authorized under the 2010 Plan, 2,432,049 remain available for issuance as of December 31, 2011. In addition to the 2010 Plan, we also maintain the Flowserve Corporation 2004 Stock Compensation Plan (the “2004 Plan”), which was established on April 21, 2004. The 2004 Plan authorizes the issuance of up to 3,500,000 shares of common stock through grants of Restricted Shares, stock options and other equity-based awards. Of the 3,500,000 shares of common stock authorized under the 2004 Plan, 483,132 remain available for issuance as of December 31, 2011. We recorded stock-based compensation as follows:

	Year Ended December 31,
	2011			2010			2009
	Stock Options	Restricted Shares	Total	Stock Options	Restricted Shares	Total	Stock Options	Restricted Shares	Total
	(Amounts in millions)
Stock-based compensation expense	$—	$32.1	$32.1	$—	$32.4	$32.4	$0.3	$40.4	$40.7
Related income tax benefit	—	(10.9)	(10.9)	—	(10.6)	(10.6)	(0.1)	(13.4)	(13.5)
Net stock-based compensation expense	$—	$21.2	$21.2	$—	$21.8	$21.8	$0.2	$27.0	$27.2

Stock Options — Options granted to officers, other employees and directors allow for the purchase of common shares at or above the market value of our stock on the date the options are granted, although no options have been granted above market value. Generally, options, whether granted under the 2004 Plan or other previously approved plans, become exercisable over a staggered period ranging from one to five years (most typically from one to three years). At December 31, 2011, all outstanding options were fully vested. Options generally expire 10 years from the date of the grant or within a short period of time following the termination of employment or cessation of services by an option holder. No options were granted during 2011, 2010 or 2009. Information related to stock options issued to officers, other employees and directors prior to 2009 under all plans is presented in the following table:

	2011		2010		2009
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Number of shares under option:
Outstanding — beginning of year	68,071	$40.48	206,815	$42.58	303,100	$39.58
Exercised	(19,625)	37.44	(137,244)	43.89	(96,285)	33.15
Cancelled	—	—	(1,500)	17.81	—	—
Outstanding — end of year	48,446	$41.71	68,071	$40.48	206,815	$42.58
Exercisable — end of year	48,446	$41.71	68,071	$40.48	206,815	$42.58

Additional information relating to the ranges of options outstanding at December 31, 2011, is as follows:

	Weighted Average Remaining Contractual Life	Options Outstanding and Exercisable
Range of Exercise Prices per Share		Number Outstanding	Weighted Average Exercise Price per Share
$12.12 — $18.18	1.31	3,200	$14.29
$18.19 — $24.24	1.54	5,300	19.15
$24.25 — $30.30	0.54	3,325	24.84
$30.31 — $42.41	2.47	5,200	31.33
$42.42 — $48.48	4.13	3,334	48.17
$48.49 — $54.54	4.96	28,087	52.25
		48,446	$41.71

As of December 31, 2011, we had no unrecognized compensation cost related to outstanding stock option awards.
The weighted average remaining contractual life of options outstanding at December 31, 2011 and 2010 was 3.7 years and 4.2 years, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2011, 2010 and 2009 was $1.5 million, $8.6 million and $4.9 million, respectively. No stock options vested during the years ended December 31, 2011 and 2010 compared with a total fair value of stock options of $2.7 million vested during the year ended December 31, 2009.
Restricted Shares — Generally, the restrictions on Restricted Shares do not expire for a minimum of one year and a maximum of four years, and shares are subject to forfeiture during the restriction period. Most typically, Restricted Share grants have staggered vesting periods over one to three years from grant date. The intrinsic value of the Restricted Shares, which is typically the product of share price at the date of grant and the number of Restricted Shares granted, is amortized on a straight-line basis to compensation expense over the periods in which the restrictions lapse.
Unearned compensation is amortized to compensation expense over the vesting period of the Restricted Shares. As of December 31, 2011 and 2010, we had $27.0 million and $31.6 million, respectively, of unearned compensation cost related to unvested Restricted Shares, which is expected to be recognized over a weighted-average period of approximately 1 year. These amounts will be recognized into net earnings in prospective periods as the awards vest. The total market value of Restricted Shares vested during the years ended December 31, 2011, 2010 and 2009 was $35.1 million, $31.9 million and $17.0 million, respectively.
The following table summarizes information regarding Restricted Shares:

	Year Ended December 31, 2011
	Shares	Weighted Average Grant-Date Fair Value
Number of unvested Restricted Shares:
Outstanding — beginning of year	1,259,377	$77.05
Granted	245,127	130.15
Vested	(395,434)	88.72
Cancelled	(56,871)	84.72
Outstanding — ending of year	1,052,199	$84.62

Unvested Restricted Shares outstanding as of December 31, 2011, includes 415,000 units with performance-based vesting provisions. Performance-based units are issuable in common stock and vest upon the achievement of pre-defined performance targets, primarily based on our average annual return on net assets over a three-year period as compared with the same measure for a defined peer group for the same period. Most units were granted in three annual grants since January 1, 2009 and have a vesting percentage between 0% and 200% depending on the achievement of the specific performance targets. Compensation expense is recognized over a 36-month cliff vesting period based on the fair market value of our common stock on the date of grant, as adjusted for anticipated forfeitures. During the performance period, earned and unearned compensation expense is adjusted based on changes in the expected achievement of the performance targets. Vesting provisions range from 0 to 817,000 shares based on performance targets. As of December 31, 2011, we estimate vesting of 744,000 shares based on expected achievement of performance targets.